Interest and Finance Costs (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Interest and Financial Costs [Abstract]
Amortization and write-off of deferred finance charges	$ 629,815	$ 108,215
Other finance charges (including $493,992, and $345,065 to related parties for the six months ended June 30, 2025, and 2026, respectively, Note 3(a))	762,575	1,020,543
Total	2,671,165	3,194,121
Nonrelated Party [Member]
Interest and Financial Costs [Abstract]
Interest on long-term debt (including financial liabilities)	1,278,775	293,527
Related Party [Member]
Interest and Financial Costs [Abstract]
Interest on long-term debt (including financial liabilities)	0	1,771,836
Other finance charges (including $493,992, and $345,065 to related parties for the six months ended June 30, 2025, and 2026, respectively, Note 3(a))	345,065	493,992
Total	$ 345,065	$ 2,265,828